Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	27,897,261	15,468,832	20,504,070	14,693,100
Warrants [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	10,451,740	7,722,501	9,779,464	7,023,464
Stock Options [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	11,749,318	757,977	6,294,226	757,977
Convertible Promissory Notes [Member]
Anti-dilutive securities outstanding excluded from computation of diluted net loss per share	5,696,203	6,988,354	4,430,380	6,911,659